S000080158 [Member] Expense Example, No Redemption - Western Asset Long Credit VIT	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	230
Expense Example, No Redemption, 10 Years	517
Class II
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	367
Expense Example, No Redemption, 10 Years	$ 822